BUSINESS ACQUISITIONS (Peds Legwear Narrative) (Details) - USD ($) $ in Thousands	Dec. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Balance due (paid in fiscal 2017)	$ 0	$ (2,700)